[USAA EAGLE LOGO (R)]
9800 Fredericksburg Road
San Antonio, Texas 78288



                                                       December 1, 2009
VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

RE:    USAA Mutual Funds Trust
       1933 Act File No. 33-65572
       1940 Act File No. 811-7852

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, the registrant identified above certifies that the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph
(b) or (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 49 to the registrant's Registration Statement filed on November 25, 2009, and the text of the Post-Effective Amendment No. 49 to the registrant's Registration Statement has been filed electronically.


                                                       Sincerely,

                                                       /S/ CHRISTOPHER P. LAIA
                                                       -----------------------
                                                       Christopher P. Laia
                                                       Vice President
                                                       Securities Counsel

Enclosures

cc:  K&L Gates LLP




    USAA Investment Management Company